Related Party Transactions and Balances (Details) - Schedule of related parties	12 Months Ended
Dec. 31, 2022
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Yada Powder Metallurgy Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Zhida Pharmaceutical Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Jiangsu Zhida Pharmaceutical Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu